Condensed Consolidated Interim Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues	$ 199	$ 193	$ 572	$ 717
Cost of revenues	(91)	(132)	(270)	(298)
Gross profit	108	61	302	419
Research and development expenses, net	4,996	4,600	16,407	13,773
General and administrative expenses	1,625	1,283	4,779	3,960
Operating loss	6,513	5,822	20,884	17,314
Financial income	(19)	(56)	(106)	(391)
Financial expenses	8	13	35	39
Financial income, net	(11)	(43)	(71)	(352)
Net loss and comprehensive loss	$ 6,502	$ 5,779	$ 20,813	$ 16,962
Loss per share (see note 3)
Basic and diluted	$ 0.09	$ 0.12	$ 0.33	$ 0.40
Weighted average shares outstanding
Basic and diluted	70,298,677	47,896,747	63,530,781	42,222,603